Property, Plant and Equipment	12 Months Ended
Dec. 31, 2021
Disclosure Of Property Plant And Equipment [Abstract]
Property, Plant and Equipment

18. Property, plant and equipment

Changes in items of property, plant and equipment in 2021 are as follows:

(EUR thousand)	Land and buildings	Plant and machinery	Industrial and commercial equipment	Other tangible assets	Assets under construction and advances	Total
Cost
At January 1, 2020	147,872	353,971	33,503	11,112	25,184	571,642
Additions	5,441	24,958	6,539	925	51,265	89,128
Disposals	—	(1,724)	(40)	(36)	(3)	(1,803)
Reclassifications	811	12,266	1,727	43	(14,847)	—
Exchange differences	(5,793)	(13,569)	(540)	(728)	(306)	(20,936)
At December 31, 2020	148,331	375,902	41,189	11,316	61,293	638,031
Additions	2,060	26,826	3,862	913	82,970	116,631
Disposals	(141)	(7,759)	(1,188)	(421)	(35)	(9,544)
Reclassifications	7,719	44,412	2,027	856	(55,014)	—
Exchange differences	1,946	6,358	379	227	732	9,642
At December 31, 2021	159,915	445,739	46,269	12,891	89,946	754,760

Depreciation and impairment
At January 1, 2020	59,139	198,878	25,481	7,558	—	291,056
Depreciation charge for the year	5,384	30,121	4,610	1,037	—	41,152
Impairment	210	—	—	—	—	210
Disposals	—	(1,741)	(12)	(38)	—	(1,791)
Exchange differences	(1,170)	(4,454)	(179)	(450)	—	(6,253)
At December 31, 2020	63,563	222,804	29,900	8,107	—	324,374
Depreciation charge for the year	5,319	29,549	5,660	1,206	—	41,734
Impairment	—	547	396	—	—	943
Disposals	(140)	(7,330)	(1,053)	(410)	—	(8,933)
Exchange differences	689	2,912	154	170	—	3,925
At December 31, 2021	69,431	248,482	35,057	9,073	—	362,043

Net book value
At December 31, 2021	90,484	197,257	11,212	3,818	89,946	392,717
At December 31, 2020	84,768	153,098	11,289	3,209	61,293	313,658

The Group’s property, plant and equipment mainly include:

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Land and buildings in the amount of EUR 90,484 thousand as at December 31, 2021 and EUR 84,768 thousand as at December 31, 2020, mainly consisting of industrial properties;
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Plant and machinery in the amount of EUR 197,257 thousand as at December 31, 2021 and EUR 153,098 thousand as at December 31, 2020 including machine and equipment for producing glass and plastic containers for pharmaceutical use.

The yearly increase in property, plant and equipment amounts to EUR 116,631 thousand, of which 80.9% to support the Group growth strategy.

Increase in Land and buildings principally concerns the construction of new industrial facilities mainly in the Mexican production plant and the renovation of the new Spami plant near the Headquarter premises in Piombino Dese, Italy. With reference to the Mexican plant, the overall increase amounting to about EUR 4.5 million (considering both the yearly additions and the reclassification from assets under construction) is related to the expansion of the production facility.

The overall increases in Plant and machinery, considering both the yearly additions and the reclassification from assets under construction, amount to EUR 71,238 thousand and mainly refer to the purchase of new production equipment necessary to guarantee a high product quality standard and a high production capacity, characteristics necessary to consolidate the company's position in the biopharmaceutical market.

Assets under construction, amounting to EUR 89,946 thousand as at December 31, 2021 and EUR 61,293 thousand as at December 31, 2020, includes investments in production lines and machines for syringes, vials and cartridges production which have not yet been completed but are expected to enter into use in the coming year. This category also includes investments for the construction of new clean rooms in Balda C. Brewer plant, the investment for the new EZ-fill® hub in China, a new building in Piombino Dese that will host both corporate offices and production areas and the investments for the construction of the new U.S. facility in Fishers, Indiana. This latter is expected to be operational in 2023 and will enable Stevanato Group to be in closer proximity to its North America pharmaceutical customers and to provide an additional supply source for its mission critical products to serve customers better. The plant, which was initially expected to be up to 370,000 square feet in size, will support the expansion and production of Stevanato Group’s EZ-Fill® solutions, pre-sterilized drug containment systems for bio-pharmaceutical use. The decision to follow a modular approach allows the Group to be flexible in modifying or changing the capacity to meet market demand. The facility is expected to house state-of-the-art production lines equipped with advanced process technologies to produce EZ-Fill® syringes and vials. Stevanato Group’s EZ-Fill® solutions offer significant benefits to bio-pharmaceutical companies by reducing time to market, lowering the overall total cost of ownership and reducing supply chain risk. In addition, Stevanato Group plans to use the new facility as a center for after-sales support dedicated to serving its North America Engineering customers, offering technical support as well as maintenance for visual inspection, assembly and packaging equipment.

At the year end, no impairment indicators have been identified and furthermore no need to reassess useful life of property, plants and equipment.